INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenues	$ 42,415	$ 18,241
Cost of revenues	(31,575)	(19,941)
Gross profit (loss)	10,840	(1,700)
Operating expenses:
Research and development	40,354	60,328
Sales and marketing	4,183	5,752
General and administrative	13,109	14,889
Total operating expenses	57,646	80,969
Operating loss	(46,806)	(82,669)
Financial income, net	385	6,637
Loss before taxes on income	(46,421)	(76,032)
Taxes on income	(119)	(129)
Net loss	$ (46,540)	$ (76,161)
Basic net loss per ordinary share	$ (0.24)	$ (0.46)
Diluted net loss per ordinary share	$ (0.24)	$ (0.46)
Weighted average number of ordinary shares used in computing basic net loss per ordinary share	196,237,671	166,657,624
Weighted average number of ordinary shares used in computing diluted net loss per ordinary share	196,237,671	166,657,624